LOANS AND ADVANCES TO CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	£ 240,406	£ 202,609
Residual value and voluntary termination provisions on finance leases	(39)	(27)
Cost
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	241,247	203,365
Accumulated impairment
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	£ (802)	£ (729)